CONTENTS

      PORTFOLIOS OF INVESTMENTS

  2   Galaxy Prime Reserves

  5   Galaxy Tax-Exempt Reserves

 10   Galaxy Government Reserves

 12   STATEMENTS OF ASSETS AND LIABILITIES

 13   STATEMENTS OF OPERATIONS

 14   STATEMENTS OF CHANGES IN NET ASSETS


      FINANCIAL HIGHLIGHTS

 16   Galaxy Prime Reserves

 17   Galaxy Tax-Exempt Reserves

 18   Galaxy Government Reserves

 19   NOTES TO FINANCIAL STATEMENTS

GALAXY PRIME RESERVES

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2002 (UNAUDITED)

   PAR VALUE                                                    VALUE
  -----------                                               -------------


COMMERCIAL PAPER - 49.29%

                FINANCE - 35.67%

 $80,000,000    ABN AMRO NA Finance, Inc.
                1.89%, 02/13/02 (A)..................     $    79,949,600
 75,000,000     ABN AMRO NA Finance, Inc.
                1.71%, 04/04/02 (A)..................          74,779,125
 50,000,000     American Express Credit Corp.
                1.72%, 02/12/02 (A)..................          49,973,722
 50,000,000     American Express Credit Corp.
                1.74%, 02/25/02 (A)..................          49,942,000
 50,000,000     American Express Credit Corp.
                1.75%, 03/05/02 (A)..................          49,922,222
 91,533,000     BP Amoco Capital Plc
                1.90%, 02/01/02 (A)..................          91,533,000
 50,000,000     Cargill, Inc.
                1.74%, 02/08/02 (A)(B)...............          49,983,083
 50,000,000     CDC Commercial Paper Corp.
                1.71%, 03/15/02 (A)(B)...............          49,900,250
150,000,000     Credit Suisse First Boston N.Y.
                1.76%, 02/08/02 (A)..................         149,948,666
110,000,000     Diageo Capital Plc
                1.50%, 09/30/02 (B)(C)...............         109,985,638
 25,000,000     General Electric Capital Corp.
                1.83%, 02/25/02 (A)..................          24,969,500
100,000,000     General Electric Capital Corp.
                1.75%, 03/13/02 (A)..................          99,805,556
 50,000,000     General Electric Capital Corp.
                1.71%, 03/18/02 (A)..................          49,893,125
125,000,000     Morgan (J.P.) Chase & Co.
                1.86%, 02/05/02 (A)..................         124,974,167
 50,000,000     Morgan (J.P.) Chase & Co.
                1.76%, 03/26/02 (A)..................          49,870,445
 76,300,000     Lloyds TSB Bank Plc
                1.71%, 04/11/02 (A)..................          76,049,927
 80,000,000     Nestle Capital Corp.
                1.80%, 02/28/02 (A)(B)...............          79,892,000
 74,193,000     Nestle Capital Corp.
                1.76%, 03/04/02 (A)(B)...............          74,080,556
 50,000,000     Novartis Finance Corp.
                1.69%, 02/11/02 (A)(B)...............          49,976,111
 50,000,000     Novartis Finance Corp.
                1.67%, 02/14/02 (A)(B)...............          49,968,223
 50,000,000     Toyota Motor Credit Corp.
                1.78%, 03/07/02 (A)(B)...............          49,915,945


   PAR VALUE                                                    VALUE
  -----------                                               -------------

                FINANCE (CONTINUED)

 $180,000,000   UBS Finance (DE) LLC
                1.90%, 02/01/02 (A)..................     $   180,000,000
 50,000,000     Verizon Global Funding Corp.
                1.71%, 02/11/02 (A)(B)...............          49,976,250
 50,000,000     Verizon Global Funding Corp.
                1.71%, 02/20/02 (A)(B)...............          49,954,875
 30,000,000     Verizon Global Funding Corp.
                1.68%, 03/11/02 (A)(B)...............          29,945,850
                                                          ---------------
                                                            1,795,189,836
                                                          ---------------

                CONSUMER STAPLES (A) - 8.93%

 40,000,000     Abbott Laboratories
                1.70%, 04/11/02 (B)..................          39,869,667
 50,000,000     Aventis
                1.61%, 03/20/02 (B)..................          49,894,903
180,000,000     Glaxo Wellcome Plc
                1.73%, 03/08/02 (B)..................         179,697,250
 50,000,000     Merck & Co., Inc.
                1.74%, 02/27/02......................          49,937,167
 80,000,000     Pfizer Inc.
                1.84%, 02/08/02 (B)..................          79,971,378
 50,000,000     Procter & Gamble Co.
                1.80%, 03/18/02 (B)..................          49,887,500
                                                          ---------------
                                                              449,257,865
                                                          ---------------

                UTILITIES (A) (B) - 2.71%

 50,000,000     SBC Communications, Inc.
                1.73%, 03/13/02......................          49,903,889
 86,549,000     SBC Communications, Inc.
                1.73%, 03/14/02......................          86,378,474
                                                          ---------------
                                                              136,282,363
                                                          ---------------

                ENERGY (A) - 1.98%

 50,000,000     ChevronTexaco Corp.
                1.79%, 02/08/02......................          49,982,597
 50,000,000     ChevronTexaco Corp.
                1.81%, 02/21/02......................          49,949,722
                                                          ---------------
                                                               99,932,319
                                                          ---------------
                TOTAL COMMERCIAL PAPER                      2,480,662,383
                                                          ---------------
                (Cost $2,480,662,383)


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY PRIME RESERVES

JANUARY 31, 2002 (UNAUDITED)

   PAR VALUE                                                    VALUE
  -----------                                               -------------

U.S. AGENCY OBLIGATIONS - 29.14%

                FEDERAL NATIONAL
                MORTGAGE ASSOCIATION - 14.14%

$90,000,000     3.29%, 02/21/02 (A)..................     $    89,835,250
 71,936,000     1.70%, 03/07/02 (A)..................          71,820,504
 99,830,000     2.17%, 04/11/02 (A)..................          99,414,314
100,000,000     1.75%, 05/02/02 (A)..................          99,562,500
 50,000,000     1.77%, 08/08/02 (A)..................          49,537,833
 50,000,000     1.77%, 08/09/02 (A)..................          49,532,751
 75,000,000     6.38%, 10/15/02......................          77,034,080
 75,000,000     1.71%, 11/29/02 (C)..................          74,982,948
100,000,000     1.75%, 12/05/02 (C)..................          99,974,641
                                                          ---------------
                                                              711,694,821
                                                          ---------------

                FEDERAL HOME LOAN
                MORTGAGE CORPORATION - 10.45%

 61,794,000     1.81%, 02/14/02 (A)..................          61,753,611
 71,000,000     1.72%, 03/07/02 (A)..................          70,884,664
 50,000,000     1.71%, 03/22/02 (A)..................          49,883,625
240,000,000     2.06%, 05/23/02 (A)..................         238,500,266
 25,000,000     6.63%, 08/15/02......................          25,638,864
 35,000,000     1.89%, 08/16/02 (A)..................          34,639,850
 45,000,000     1.78%, 08/30/02 (A)..................          44,532,750
                                                          ---------------
                                                              525,833,630
                                                          ---------------

                FEDERAL HOME LOAN BANK - 4.55%

 35,000,000     3.30%, 02/15/02 (A)..................          34,955,083
 48,205,000     5.13%, 02/26/02......................          48,204,255
 25,000,000     2.33%, 03/20/02 (A)..................          24,923,951
  9,900,000     4.25%, 04/26/02......................           9,914,450
 36,000,000     3.70%, 08/28/02......................          36,000,000
 75,000,000     2.50%, 11/01/02......................          75,000,000
                                                          ---------------
                                                              228,997,739
                                                          ---------------
                TOTAL U.S. AGENCY OBLIGATIONS               1,466,526,190
                                                          ---------------
                (Cost $1,466,526,190)

   PAR VALUE                                                    VALUE
  -----------                                               -------------

CERTIFICATES OF DEPOSIT - 12.42%

 $50,000,000    Bank of Montreal, Yankee
                5.05%, 02/11/02......................       $  50,000,000
 50,000,000     Barclays Bank Plc, Yankee
                5.21%, 02/20/02......................          50,000,000
 75,000,000     Lloyds TSB Bank Plc, Yankee
                2.42%, 04/02/02......................          75,014,645
180,000,000     National City Bank
                1.68%, 09/24/02 (C)..................         180,000,000
 50,000,000     National Westminster
                Bank Plc, Yankee
                4.95%, 02/05/02......................          50,000,000
 30,000,000     Royal Bank of Canada, Yankee
                5.07%, 02/13/02......................          29,999,036
 40,000,000     Royal Bank of Canada, Yankee
                1.69%, 07/31/02......................          39,987,021
100,000,000     State Street Bank & Trust Co.
                1.76%, 02/07/02......................         100,000,000
 50,000,000     Toronto Dominion Bank
                Yankee
                4.62%, 04/19/02......................          49,991,834
                                                          ---------------
                TOTAL CERTIFICATES OF DEPOSIT                 624,992,536
                                                          ---------------
                (Cost $624,992,536)

CORPORATE NOTES AND BONDS (C) - 6.78%

                FINANCE - 6.78%
 41,160,000     Associates Corp. of
                North America, Senior Note
                2.28%, 02/04/02 (D)..................          41,160,350
 25,000,000     General Electric Capital Corp.
                1.75%, 01/22/03......................          25,012,064
 50,000,000     Toyota Motor Credit Corp., MTN
                1.80%, 04/04/02......................          50,000,000
 50,000,000     Toyota Motor Credit Corp., MTN
                1.81%, 05/08/02......................          50,000,000
175,000,000     Wells Fargo Financial, Inc., BN
                1.67%, 01/21/03......................         175,000,000
                                                          ---------------
                TOTAL CORPORATE
                NOTES AND BONDS......................         341,172,414
                                                          ---------------
                (Cost $341,172,414)





                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY PRIME RESERVES

JANUARY 31, 2002 (UNAUDITED)

   PAR VALUE                                                    VALUE
  -----------                                               -------------

REPURCHASE AGREEMENT - 2.13%

 $107,148,000   Repurchase Agreement with:
                Greenwich Capital Markets
                1.90%, Due 02/01/2002
                dated 01/31/2002
                Repurchase Price $107,153,655
                (Collateralized by U.S.
                Treasury Notes, 3.25% - 7.00%
                Due 02/28/2002 - 02/15/2011;
                Total Par $103,876,580
                Market Value $109,291,221) ..........     $   107,148,000
                                                          ---------------
                TOTAL REPURCHASE AGREEMENT ..........         107,148,000
                                                          ---------------
                (Cost $107,148,000)

    SHARES
  ----------

INVESTMENT COMPANY - 0.01%

    728,345     Dreyfus Cash
                Management Fund......................             728,345
                                                          ---------------
                TOTAL INVESTMENT COMPANY                          728,345
                                                          ---------------
                (Cost $728,345)
TOTAL INVESTMENTS - 99.77%...........................       5,021,229,868
                                                          ---------------
(Cost $5,021,229,868)*
NET OTHER ASSETS AND LIABILITIES - 0.23%                       11,592,597
                                                          ---------------
NET ASSETS - 100.00%.................................     $ 5,032,822,465
                                                          ===============

-------------------------------------------

*    Aggregate cost for federal tax purposes.
(A)  Discount yield at time of purchase.
(B) Securities exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified buyers. On January 31, 2002, these securities amounted to $1,179,181,842 or 23.43% of net assets.
(C) Interest rate is reset at various intervals. The interest rate shown reflects the rate in effect on January 31, 2002.
(D) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified institutional buyers. On January 31, 2002, these securities amounted to $41,160,350 or 0.82% of net assets.

BN   Bank Note
MTN  Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2002 (UNAUDITED)

   PAR VALUE                                                    VALUE
  -----------                                               -------------

MUNICIPAL SECURITIES - 97.30%

                ALABAMA - 0.49%

 $1,000,000     Mobile, IDB, Dock & Wharf
                Revenue Holnam, Inc. Project
                Series B
                1.35%, 06/01/32 (A)
                LOC: Wachovia Bank, N.A. ............     $     1,000,000
                                                          ---------------

                COLORADO - 2.03%

  4,145,000     Denver City and County, AMT
                1.25%, 02/15/02
                LOC: Bayerische
                Landesbank GZ........................           4,145,000
                                                          ---------------

                FLORIDA - 2.30%

  2,800,000     University Athletic
                Association, Inc., Capital
                Improvement Revenue
                University of Florida
                Stadium Project
                1.50%, 02/01/20 (A)
                LOC: SunTrust Bank...................           2,800,000
  1,900,000     University of South Florida
                Foundation Inc., COP
                1.37%, 01/01/29 (A)
                LOC: First Union
                National Bank........................           1,900,000
                                                          ---------------
                                                                4,700,000
                                                          ---------------

                GEORGIA - 10.10%

  5,000,000     Atlanta Georgia Water &
                Wastewater, Series B
                1.35%, 11/01/38 (A)
                Insured: FSA
                LOC: Dexia Credit
                Local de France......................           5,000,000


   PAR VALUE                                                    VALUE
  -----------                                               -------------

                GEORGIA (CONTINUED)

 $5,150,000     Metropolitan Atlanta Rapid
                Transit Authority, Sales Tax
                Revenue, Series B
                1.35%, 07/01/25 (A)
                LOC: Bayerische
                Landesbank GZ/
                Westdeutsche Landesbank..............     $     5,150,000
  5,000,000     Municipal Electric Authority
                Project One, Series C
                1.30%, 01/01/20 (A)
                SPA: Dexia Credit
                Local de France......................           5,000,000
  5,510,000     Private Colleges & Universities
                Facilities Authority, Emory
                University, Series B
                1.35%, 11/01/35 (A)..................           5,510,000
                                                          ---------------
                                                               20,660,000
                                                          ---------------

                IDAHO - 2.70%

  3,000,000     Idaho State HFA Pooled
                Financing Program
                1.35%, 10/01/10 (A)
                LOC: U.S. Bank N.A...................           3,000,000
  2,500,000     Idaho State, TAN, GO
                3.75%, 06/28/02......................           2,511,279
                                                          ---------------
                                                                5,511,279
                                                          ---------------

                ILLINOIS - 5.12%

  2,200,000     Chicago O'Hare
                International Airport Facilities
                Revenue, Compagnie
                National Air France, AMT
                1.45%, 05/01/18 (A)
                LOC: Societe Generale................           2,200,000
  1,600,000     Chicago O'Hare International
                Airport General Airport
                Second Lien, Series C
                1.40%, 01/01/18 (A)
                LOC: Societe Generale................           1,600,000
  4,916,000     Illinois Education
                1.65%, 02/08/02
                LOC: Northern Trust..................           4,916,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

JANUARY 31, 2002 (UNAUDITED)

   PAR VALUE                                                    VALUE
  -----------                                               -------------

                ILLINOIS (CONTINUED)

 $1,725,000     Lake County Illinois, GO
                Forest Preserve District Land
                Acquisition & Development
                4.50%, 12/15/02......................     $     1,762,639
                                                          ---------------
                                                               10,478,639
                                                          ---------------

                IOWA - 2.45%

  5,000,000     Iowa Finance Authority
                Revenue Wheaton Franciscan
                Series A
                1.29%, 08/15/12 (A)
                Insured: MBIA
                SPA: JP Morgan Chase Bank............           5,000,000
                                                          ---------------

                KENTUCKY - 3.44%

  7,000,000     Kentucky Asset/Liability
                Commissions Fund
                Revenue, TRAN, Series A
                4.00%, 06/26/02......................           7,039,863
                                                          ---------------

                LOUISIANA - 3.37%

  1,400,000     Ascension Parish, PCR
                Shell Oil Co. Project
                1.30%, 05/01/26 (A)..................           1,400,000
  5,500,000     St. James Parish, PCR
                Texaco Project, Series 1988A
                1.25%, 04/05/02......................           5,500,000
                                                          ---------------
                                                                6,900,000
                                                          ---------------

                MAINE - 1.76%

  3,600,000     Maine Finance Authority
                Jackson Laboratory Issue
                1.50%, 12/01/30 (A)
                LOC: Keybank, N.A....................           3,600,000
                                                          ---------------


   PAR VALUE                                                    VALUE
  -----------                                               -------------

                MARYLAND - 0.73%

 $1,500,000     Maryland State HEFA
                Pooled Loan Program
                Series A
                1.25%, 04/01/35 (A)
                LOC: Bank One N.A....................     $     1,500,000
                                                          ---------------

                MASSACHUSETTS - 6.14%

  5,000,000     Acton & Boxborough
                Regional School District, BAN
                2.75%, 12/12/02......................           5,035,855
  5,000,000     Lowell, BAN
                2.00%, 02/20/02......................           5,001,440
  2,525,000     Waltham, BAN
                2.75%, 06/28/02......................           2,526,485
                                                          ---------------
                                                               12,563,780
                                                          ---------------

                MINNESOTA - 1.61%

  3,300,000     New ULM, Hospital
                Facility Revenue
                Health Central System
                1.35%, 08/01/14 (A)
                LOC: Wells Fargo Bank, N.A. .........           3,300,000
                                                          ---------------

                MISSISSIPPI - 2.01%

  4,100,000     Jackson County Water System
                Chevron USA, Inc. Project, GO
                2.60%, 11/01/24 (A)..................           4,100,000
                                                          ---------------

                NEVADA - 3.23%

  3,000,000     Clark County Airport
                Improvement, Lien
                Series B-1, AMT
                1.40%, 07/01/29 (A)
                LOC: Bayerische
                Landesbank GZ........................           3,000,000
  3,600,000     Clark County
                Highway Improvement
                1.65%, 02/15/02
                LOC: Toronto
                Dominion Bank........................           3,600,000
                                                          ---------------
                                                                6,600,000
                                                          ---------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

JANUARY 31, 2002 (UNAUDITED)

   PAR VALUE                                                    VALUE
  -----------                                               -------------

                NEW HAMPSHIRE - 2.45%

 $5,000,000     New Hampshire HEFA
                Dartmouth Hitchcock
                Obligation, Series A
                1.35%, 08/01/31 (A)
                Insured: FSA
                SPA: JP Morgan Chase Bank/
                Dexia Credit Local de France ........     $     5,000,000
                                                          ---------------

                NORTH CAROLINA - 0.54%

  1,100,000     North Carolina Medical Care
                Commission, Pooled
                Equipment Financing Project
                Series F
                1.25%, 12/01/25 (A)
                Insured: MBIA
                SPA: KBC Bank, N.V...................           1,100,000
                                                          ---------------

                OHIO - 2.45%

  5,000,000     Kent State University
                1.35%, 05/01/31 (A)
                Insured: MBIA
                LOC: Dexia Credit
                Local de France......................           5,000,000
                                                          ---------------

                OREGON - 5.38%

  6,000,000     Oregon State, Series 73 E, GO
                1.30%, 12/01/16 (A)
                SPA: JP Morgan Chase Bank ...........           6,000,000
  5,000,000     Tri-County Metropolitan
                Transportation District
                Interstate Max Project
                Series A
                1.35%, 12/01/21 (A)
                LOC: Bayerische
                Landesbank GZ........................           5,000,000
                                                          ---------------
                                                               11,000,000
                                                          ---------------

   PAR VALUE                                                    VALUE
  -----------                                               -------------

                PENNSYLVANIA - 6.21%

 $5,000,000     Clarion County IDA
                Energy Development Revenue
                Piney Creek LP Project
                Series 2000, AMT
                1.40%, 12/01/17 (A)
                LOC: Landesbank
                Hessen-Thuringen GZ..................       $   5,000,000
  1,000,000     Delaware Valley Regional
                Finance Authority Local
                Government Revenue
                1.35%, 08/01/16 (A)
                LOC: Credit Suisse
                First Boston.........................           1,000,000
  4,850,000     Delaware Valley Regional
                Finance Authority Local
                Government Revenue
                Series D
                1.35%, 12/01/20 (A)
                LOC: Credit Suisse
                First Boston.........................           4,850,000
  1,850,000     Schuylkill County, IDA
                Resource Recovery Revenue
                Gilberton Power Project
                1.35%, 12/01/02 (A)
                LOC: Mellon Bank, N.A................           1,850,000
                                                          ---------------
                                                               12,700,000
                                                          ---------------

                RHODE ISLAND - 2.45%

  5,000,000     Coventry, BAN, GO
                2.10%, 06/30/02......................           5,001,991
                                                          ---------------

                SOUTH CAROLINA - 2.10%

  4,295,000     Spartanburg County
                Health Services District, Inc.
                Hospital Revenue
                1.35%, 04/15/23 (A)
                Insured: MBIA
                SPA: Bank of America N.A. ...........           4,295,000
                                                          ---------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

JANUARY 31, 2002 (UNAUDITED)

   PAR VALUE                                                    VALUE
  -----------                                               -------------

                TENNESSEE - 1.72%

 $3,500,000     Knoxville, BAN, GO
                3.50%, 06/01/02......................     $     3,524,183
                                                          ---------------

                TEXAS - 12.34%

  5,000,000     Harris County Health Facilities
                Development Corp.
                Hospital Revenue
                Texas Childrens Hospital
                Series B-1
                1.50%, 10/01/29 (A)
                Insured: MBIA
                SPA: JP Morgan Chase Bank ...........           5,000,000
  5,000,000     Hockley County, IDC, PCR
                Amoco Project
                1.94%, 11/01/19 (A)..................           5,002,091
  1,500,000     Houston, Series C
                1.55%, 02/22/02
                SPA: Toronto
                Dominion Bank........................           1,500,000
  3,090,000     Lower Neches Valley
                Authority, PCR
                Chevron USA, Inc. Project
                2.40%, 02/15/17 (A)..................           3,090,000
  1,200,000     Mansfield Texas IDC, Pier 1
                Imports, Inc. Project, AMT
                1.52%, 11/01/26 (A)
                LOC: Bank One Texas N.A..............           1,200,000
  4,400,000     Panhandle-Plains Texas Higher
                Education Authority, Inc.
                Student Loan Revenue
                Series A, AMT
                1.40%, 10/01/02 (A)
                LOC: Student
                Loan Marketing.......................           4,400,000
  5,000,000     Texas State, TRAN
                Series A-L32
                3.75%, 08/29/02......................           5,035,774
                                                          ---------------
                                                               25,227,865
                                                          ---------------


   PAR VALUE                                                    VALUE
  -----------                                               -------------


                UTAH - 5.92%

 $5,100,000     Utah State, Series C, GO
                1.35%, 07/01/16 (A)
                SPA: Toronto
                Dominion Bank........................       $   5,100,000
  7,000,000     Utah Transit Authority
                Sales Tax & Transportation
                Revenue, Utah Light Rail Transit
                1.35%, 09/01/30 (A)
                LOC: Bayerische
                Landesbank GZ........................           7,000,000
                                                          ---------------
                                                               12,100,000
                                                          ---------------

                VERMONT - 1.85%

  3,790,000     Vermont Education & Health
                Building Finance Agency
                Middlebury College, Project A
                3.05%, 05/01/28 (A)..................           3,790,000
                                                          ---------------

                WASHINGTON - 0.83%

  1,700,000     Washington State
                Series VR-96A, GO
                1.24%, 06/01/20 (A)
                SPA: Landesbank
                Hessen-Thuringen GZ..................           1,700,000
                                                          ---------------

                WYOMING - 5.58%

  6,400,000     Sweetwater County, PCR
                Pacificorp Project, Series 88-A
                2.00%, 02/11/02
                LOC: UBS AG..........................           6,400,000
  5,000,000     Wyoming State, TRAN
                Series A
                3.50%, 06/27/02......................           5,018,514
                                                          ---------------
                                                               11,418,514
                                                          ---------------
                TOTAL MUNICIPAL SECURITIES                    198,956,114
                                                          ---------------
                (Cost $198,956,114)



                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

JANUARY 31, 2002 (UNAUDITED)

    SHARES                                                      VALUE
  ----------                                                 ----------


INVESTMENT COMPANIES - 0.83%

  1,197,585     Federated Investors Tax-Free
                Obligations Fund.....................     $     1,197,585
    501,924     SEI Tax-Exempt Trust
                Money Market Fund....................             501,924
                                                          ---------------
                TOTAL INVESTMENT COMPANIES                      1,699,509
                                                          ---------------
                (Cost $1,699,509)
TOTAL INVESTMENTS - 98.13%...........................         200,655,623
                                                          ---------------
(Cost $200,655,623)*
NET OTHER ASSETS AND LIABILITIES - 1.87%                        3,832,245
                                                          ---------------
NET ASSETS - 100.00%.................................     $   204,487,868
                                                          ===============

--------------------------------------

*    Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features which mature within one year. The interest rate shown reflects the rate in effect on January 31, 2002.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
BAN  Bond Anticipation Note
COP  Certificate of Participation
FSA  Financial Security Assurance Co.
GO   General Obligation
HEFA Health and Educational Facilities Authority
HFA  Health Facilities Authority
IDA  Industrial Development Authority
IDB  Industrial Development Board
IDC  Industrial Development Corp.
LOC  Letter of Credit
MBIA Municipal Bond Insurance Association
PCR  Pollution Control Revenue
SPA  Stand-by Purchase Agreement
TAN  Tax Anticipation Note
TRAN Tax and Revenue Anticipation Note


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY GOVERNMENT RESERVES

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2002 (UNAUDITED)

    PAR VALUE                                                    VALUE
  -----------                                               -------------

U.S. AGENCY OBLIGATIONS - 71.72%

                FEDERAL NATIONAL
                MORTGAGE ASSOCIATION - 25.09%

 $5,000,000     3.29%, 02/21/02 (A)..................       $   4,990,847
  5,000,000     1.68%, 03/07/02 (A)..................           4,991,972
  5,000,000     6.63%, 04/15/02......................           5,049,430
  5,000,000     1.87%, 05/02/02 (A)..................           4,976,500
  5,000,000     1.83%, 05/09/02 (A)..................           4,975,346
  5,000,000     1.97%, 05/16/02 (A)..................           4,971,544
  5,000,000     1.73%, 07/05/02, MTN (B).............           5,000,000
 10,000,000     1.77%, 08/05/02 (A)..................           9,909,042
  5,000,000     1.77%, 08/08/02 (A)..................           4,953,783
  5,200,000     6.38%, 10/15/02......................           5,341,030
 10,000,000     1.71%, 11/29/02 (B)..................           9,997,726
                                                          ---------------
                                                               65,157,220
                                                          ---------------

                FEDERAL HOME LOAN BANK - 21.17%

  5,000,000     6.75%, 02/01/02......................           5,000,000
 15,000,000     1.70%, 02/01/02 (B)..................          15,000,000
  5,000,000     5.13%, 02/26/02......................           4,999,923
  5,000,000     2.33%, 03/20/02 (A)..................           4,984,790
  5,000,000     1.69%, 04/19/02 (A)..................           4,981,926
 10,000,000     1.71%, 08/09/02 (B)..................           9,998,839
  5,000,000     3.70%, 08/28/02......................           5,000,000
  5,000,000     2.50%, 11/01/02......................           5,000,000
                                                          ---------------
                                                               54,965,478
                                                          ---------------

                FEDERAL HOME LOAN
                MORTGAGE CORPORATION - 17.38%

  5,000,000     1.81%, 02/15/02 (A)..................           4,996,481
 10,000,000     2.01%, 02/28/02 (A)..................           9,984,925
  5,000,000     1.72%, 03/07/02 (A)..................           4,991,878
  5,000,000     1.71%, 04/04/02 (A)..................           4,985,275
  5,000,000     1.73%, 04/26/02 (A)..................           4,979,817
 10,000,000     6.63%, 08/15/02......................          10,255,006
  5,000,000     1.89%, 08/16/02 (A)..................           4,948,550
                                                          ---------------
                                                               45,141,932
                                                          ---------------

                FEDERAL FARM CREDIT BANK - 8.08%

  6,000,000     2.08%, 04/01/02 (A)..................           5,979,547
 10,000,000     1.68%, 06/11/02 (B)..................          10,000,000
  5,000,000     1.68%, 08/15/02 (B)..................           4,999,468
                                                          ---------------
                                                               20,979,015
                                                          ---------------

                TOTAL U.S. AGENCY OBLIGATIONS                 186,243,645
                                                          ---------------
                (Cost $186,243,645)

   PAR VALUE                                                    VALUE
  -----------                                               -------------


REPURCHASE AGREEMENTS - 25.53%

 $36,315,000    Repurchase Agreement with:
                Credit Suisse First Boston Corp.
                1.88%, Due 02/01/2002
                dated 01/31/2002
                Repurchase Price $36,316,896
                (Collateralized by U.S. Treasury
                Bonds & Notes, 2.75% - 11.88%
                Due 09/30/02 - 02/15/21;
                Total Par $33,770,904
                Market Value $37,041,449)............     $    36,315,000
 30,000,000     Repurchase Agreement with:
                Salomon Smith Barney, Inc.
                1.89%, Due 02/01/2002
                dated 01/31/2002
                Repurchase Price $30,001,575
                (Collateralized by U.S. Treasury
                Note, 3.00%, Due 01/31/2004;
                Total Par $30,641,060
                Market Value $30,607,539) ...........          30,000,000
                                                          ---------------
                TOTAL REPURCHASE AGREEMENTS .........          66,315,000
                                                          ---------------
                (Cost $66,315,000)

    SHARES
  ----------

INVESTMENT COMPANIES - 2.48%

  3,139,363     Dreyfus Cash
                Management Fund......................           3,139,363
  3,295,511     Federated Investors
                Government Obligation
                Money Market Fund....................           3,295,511
                                                          ---------------
                TOTAL INVESTMENT COMPANIES                      6,434,874
                                                          ---------------
                (Cost $6,434,874)
TOTAL INVESTMENTS - 99.73%...........................         258,993,519
                                                          ---------------
(Cost $258,993,519)*
NET OTHER ASSETS AND LIABILITIES - 0.27%                          694,078
                                                          ---------------
NET ASSETS - 100.00%.................................     $   259,687,597
                                                          ===============

----------------------------------------

*    Aggregate cost for federal tax purposes.
(A)  Discount yield at time of purchase.
(B) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect on January 31, 2002.

MTN  Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       This page intentionally left blank.

GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2002 (UNAUDITED)


                                                           PRIME           TAX-EXEMPT          GOVERNMENT
                                                         RESERVES           RESERVES            RESERVES
                                                     ----------------    ---------------     ---------------
ASSETS:

   Investments (Note 2):
     Investments at amortized cost ................. $  4,914,081,868    $   200,655,623     $   192,678,519
     Repurchase agreements .........................      107,148,000                 --          66,315,000
                                                     ----------------    ---------------     ---------------
       Total investments at value ..................    5,021,229,868        200,655,623         258,993,519
   Cash ............................................              862                 --                 607
   Receivable for shares sold ......................               --          4,900,442                  --
   Interest and dividends receivable ...............       16,744,294            937,989             964,432
                                                     ----------------    ---------------     ---------------
     Total Assets ..................................    5,037,975,024        206,494,054         259,958,558
                                                     ----------------    ---------------     ---------------

LIABILITIES:

   Payable to custodian ............................               --          1,777,884                  --
   Advisory fee payable (Note 3) ...................        1,549,772             72,841              89,975
   Distribution and service fee (Note 3) ...........        2,428,677             92,873             114,719
   Payable to Administrator (Note 3) ...............          294,135             20,900              19,664
   Trustees' fees and expenses payable (Note 3) ....          140,507              6,205               6,524
   Accrued expenses and other payables .............          739,468             35,483              40,079
                                                     ----------------    ---------------     ---------------
     Total Liabilities .............................        5,152,559          2,006,186             270,961
                                                     ----------------    ---------------     ---------------
NET ASSETS ......................................... $  5,032,822,465    $   204,487,868     $   259,687,597
                                                     ================    ===============     ===============

NET ASSETS CONSIST OF:
   Par value (Note 4) .............................. $      5,032,802    $       204,488     $       259,688
   Paid-in capital in excess of par value ..........    5,027,769,522        204,283,380         259,427,909
   (Overdistributed) net investment income .........               (3)                --                  --
   Accumulated net realized gain on investments sold           20,144                 --                  --
                                                     ----------------    ---------------     ---------------
TOTAL NET ASSETS ................................... $  5,032,822,465    $   204,487,868     $   259,687,597
                                                     ================    ===============     ===============

SHARES OF BENEFICIAL INTEREST OUTSTANDING ..........    5,032,802,324        204,487,868         259,687,597

NET ASSET VALUE:
   offering and redemption price per share
   (Net Assets/Shares Outstanding) ................. $           1.00    $          1.00     $          1.00
                                                     ================    ===============     ===============



                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2002 (UNAUDITED)


                                                           PRIME            TAX-EXEMPT         GOVERNMENT
                                                         RESERVES            RESERVES           RESERVES
                                                     ----------------    ---------------     ---------------
INVESTMENT INCOME:
   Interest (Note 2) ............................... $     77,491,139    $     2,194,793     $     3,822,835
   Dividends (Note 2) ..............................            8,293             52,595              87,255
                                                     ----------------    ---------------     ---------------
   Total investment income .........................       77,499,432          2,247,388           3,910,090
                                                     ----------------    ---------------     ---------------
EXPENSES:
   Investment advisory fees (Note 3) ...............        9,301,101            440,549             545,668
   Administration fees (Note 3) ....................        1,695,755             72,141              88,833
   Custody fees ....................................           17,785              9,132               7,356
   Fund accounting fees (Note 3) ...................           68,354             32,666              28,083
   Professional fees ...............................           90,554             12,925              13,243
   Trustees' fees (Note 3) .........................           37,788              2,105               2,134
   Transfer agent fee (Note 3) .....................            2,521              2,521               2,521
   Distribution and service fee (Note 3) ...........       14,579,293            561,699             695,726
   Reports to shareholders .........................          791,425             10,487              27,237
   Miscellaneous ...................................          220,085             21,313              26,887
                                                     ----------------    ---------------     ---------------
     Total expenses ................................       26,804,661          1,165,538           1,437,688
                                                     ----------------    ---------------     ---------------
NET INVESTMENT INCOME ..............................       50,694,771          1,081,850           2,472,402
                                                     ----------------    ---------------     ---------------

NET REALIZED GAIN ON INVESTMENTS ...................               --                 --                  --
                                                     ----------------    ---------------     ---------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS .......................... $     50,694,771    $     1,081,850     $     2,472,402
                                                     ================    ===============     ===============



                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS


                                                                 PRIME RESERVES                        TAX-EXEMPT RESERVES
                                                       -----------------------------------    -----------------------------------
                                                      SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED       YEAR ENDED
                                                      JANUARY 31, 2002        JULY 31,         JANUARY 31, 2002        JULY 31,
                                                         (UNAUDITED)            2001              (UNAUDITED)            2001


NET ASSETS AT BEGINNING OF PERIOD .................    $ 5,123,427,095     $ 4,330,068,289     $   223,983,457     $   169,133,090
                                                       ---------------     ---------------     ---------------     ---------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income ..........................         50,694,771         219,822,868           1,081,850           5,751,712
   Net realized gain on investments ...............                 --              20,144                  --                  --
                                                       ---------------     ---------------     ---------------     ---------------
     Net increase in net assets
       resulting from operations ..................         50,694,771         219,843,012           1,081,850           5,751,712
                                                       ---------------     ---------------     ---------------     ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ..........................        (50,694,774)       (219,822,868)         (1,081,850)         (5,751,712)
                                                       ---------------     ---------------     ---------------     ---------------
     Total Distributions ..........................        (50,694,774)       (219,822,868)         (1,081,850)         (5,751,712)
                                                       ---------------     ---------------     ---------------     ---------------


SHARE TRANSACTIONS:
   Net proceeds from sale of shares ...............      7,733,640,661      19,420,739,505         302,545,813         673,224,225
   Issued to shareholders in
     reinvestment of dividends ....................         50,694,774         219,822,868           1,081,850           5,751,712
   Cost of shares repurchased .....................     (7,874,940,062)    (18,847,223,711)       (323,123,252)       (624,125,570)
                                                       ---------------     ---------------     ---------------     ---------------
     Net increase (decrease) from share transactions       (90,604,627)        793,338,662         (19,495,589)         54,850,367
                                                       ---------------     ---------------     ---------------     ---------------
     Net increase (decrease) in net assets ........        (90,604,630)        793,358,806         (19,495,589)         54,850,367
                                                       ---------------     ---------------     ---------------     ---------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ....    $ 5,032,822,465     $ 5,123,427,095     $   204,487,868     $   223,983,457
                                                       ===============     ===============     ===============     ===============
(A) (Overdistributed) net investment income .......    $            (3)   $             --     $            --     $            --
                                                       ===============     ===============     ===============     ===============
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold ...........................................      7,733,640,661      19,420,739,505         302,545,813         673,224,225
   Issued to shareholders in
     reinvestment of dividends ....................         50,694,774         219,822,868           1,081,850           5,751,712
   Repurchased ....................................     (7,874,940,062)    (18,847,223,711)       (323,123,252)       (624,125,570)
                                                       ---------------     ---------------     ---------------     ---------------
     Net increase (decrease) in shares outstanding         (90,604,627)        793,338,662         (19,495,589)         54,850,367
                                                       ===============     ===============     ===============     ===============



                                                                 GOVERNMENT RESERVES
                                                        ------------------------------------
                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JANUARY 31, 2002        JULY 31,
                                                            (UNAUDITED)            2001


NET ASSETS AT BEGINNING OF PERIOD .................      $   261,991,392      $   165,278,258
                                                         ---------------      ---------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income ..........................            2,472,402           10,699,319
   Net realized gain on investments ...............                   --                   --
                                                         ---------------      ---------------
     Net increase in net assets
       resulting from operations ..................            2,472,402           10,699,319
                                                         ---------------      ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ..........................           (2,472,402)         (10,699,319)
                                                         ---------------      ---------------
     Total Distributions ..........................           (2,472,402)         (10,699,319)
                                                         ---------------      ---------------

SHARE TRANSACTIONS:
   Net proceeds from sale of shares ...............          345,670,700          788,854,915
   Issued to shareholders in
     reinvestment of dividends ....................            2,472,402           10,699,319
   Cost of shares repurchased .....................         (350,446,897)        (702,841,100)
                                                         ---------------      ---------------
     Net increase (decrease) from share transactions          (2,303,795)          96,713,134
                                                         ---------------      ---------------
     Net increase (decrease) in net assets ........           (2,303,795)          96,713,134
                                                         ---------------      ---------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ....      $   259,687,597      $   261,991,392
                                                         ===============      ===============
(A) (Overdistributed) net investment income .......      $            --      $            --
                                                         ===============      ===============
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold ...........................................          345,670,700          788,854,915
   Issued to shareholders in
     reinvestment of dividends ....................            2,472,402           10,699,319
   Repurchased ....................................         (350,446,897)        (702,841,100)
                                                         ---------------      ---------------
     Net increase (decrease) in shares outstanding            (2,303,795)          96,713,134
                                                         ===============      ===============


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      14-15

GALAXY PRIME RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                   SIX MONTHS ENDED          YEARS ENDED JULY 31,        PERIOD ENDED
                                                   JANUARY 31, 2002   -------------------------------      JULY 31,
                                                      (UNAUDITED)          2001              2000           1999(1)
                                                     -------------    -------------     -------------    -------------
Net Asset Value, Beginning of Period ...........     $        1.00    $        1.00     $        1.00    $        1.00
                                                     -------------    -------------     -------------    -------------
Income from Investment Operations:
   Net investment income .......................              0.01             0.05              0.05             0.04
                                                     -------------    -------------     -------------    -------------
Less Distributions:
   Distributions from net investment income ....             (0.01)           (0.05)            (0.05)           (0.04)
                                                     -------------    -------------     -------------    -------------
Net increase (decrease) in net asset value .....                --               --                --               --
                                                     -------------    -------------     -------------    -------------
Net Asset Value, End of Period .................     $        1.00    $        1.00     $        1.00    $        1.00
                                                     =============    =============     =============    =============

Total Return ...................................              0.99%**          4.83%             5.09%            3.59%**

Ratios/Supplemental Data:
Net Assets, End of Period (000s) ...............     $   5,032,822    $   5,123,427     $   4,330,068    $   4,250,399
Ratios to average net assets:
   Net investment income .......................              1.95%*           4.65%             4.98%            4.10%*
   Operating expenses ..........................              1.03%*           0.98%             0.92%            0.96%*


----------------------------------
*        Annualized
**       Not annualized

(1)      The Fund commenced operations on September 22, 1998.


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                   SIX MONTHS ENDED          YEARS ENDED JULY 31,        PERIOD ENDED
                                                   JANUARY 31, 2002   -------------------------------      JULY 31,
                                                      (UNAUDITED)          2001              2000           1999(1)
                                                     -------------    -------------     -------------    -------------
Net Asset Value, Beginning of Period ............    $        1.00    $        1.00     $        1.00    $        1.00
                                                     -------------    -------------     -------------    -------------
Income from Investment Operations:
   Net investment income ........................               --(2)          0.03              0.03             0.02
                                                     -------------    -------------     -------------    -------------
Less Distributions:
   Distributions from net investment income .....               --(2)         (0.03)            (0.03)           (0.02)
                                                     -------------    -------------     -------------    -------------
Net increase (decrease) in net asset value ......               --               --                --               --
                                                     -------------    -------------     -------------    -------------
Net Asset Value, End of Period ..................    $        1.00    $        1.00     $        1.00    $        1.00
                                                     =============    =============     =============    =============

Total Return ....................................             0.49%**          2.72%             2.77%            1.82%**

Ratios/Supplemental Data:
Net Assets, End of Period (000s) ................    $     204,488    $     223,983     $     169,133    $     177,840
Ratios to average net assets:
   Net investment income ........................             0.98%*           2.67%             2.72%            2.09%*
   Operating expenses ...........................             1.06%*           1.01%             0.96%            0.99%*


------------------------------

*        Annualized
**       Not annualized

(1)      The Fund commenced operations on September 22, 1998.
(2)      Amount is less than $0.005.

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY GOVERNMENT RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                   SIX MONTHS ENDED          YEARS ENDED JULY 31,        PERIOD ENDED
                                                   JANUARY 31, 2002   -------------------------------      JULY 31,
                                                      (UNAUDITED)          2001              2000           1999(1)
                                                     -------------    -------------     -------------    -------------
Net Asset Value, Beginning of Period ............    $        1.00    $        1.00     $        1.00    $        1.00
                                                     -------------    -------------     -------------    -------------
Income from Investment Operations:
   Net investment income ........................             0.01             0.05              0.05             0.03
                                                     -------------    -------------     -------------    -------------
Less Distributions:
   Distributions from net investment income .....            (0.01)           (0.05)            (0.05)           (0.03)
                                                     -------------    -------------     -------------    -------------
Net increase (decrease) in net asset value ......               --               --                --               --
                                                     -------------    -------------     -------------    -------------
Net Asset Value, End of Period ..................    $        1.00    $        1.00     $        1.00    $        1.00
                                                     =============    =============     =============    =============

Total Return ....................................             0.92%**          4.78%             4.94%            3.49%**

Ratios/Supplemental Data:
Net Assets, End of Period (000s) ................    $     259,688    $     261,991     $     165,278    $     156,853
Ratios to average net assets:
   Net investment income ........................             1.81%*          4.58%              4.84%            4.00%*
   Operating expenses ...........................             1.05%*          1.01%              0.95%            0.99%*


-----------------------------------------

*        Annualized
**       Not annualized

(1)      The Fund commenced operations on September 22, 1998.


                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.     ORGANIZATION

The Galaxy Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offered forty managed investment portfolios. The accompanying financial statements and financial highlights are those of the Prime Reserves, Tax-Exempt Reserves and Government Reserves (individually, a "Fund," collectively, the "Funds") only.

2.     SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with accounting principles generally accepted in the United States consistently followed by the Funds in the preparation of their financial statements.

PORTFOLIO VALUATION: Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest and dividend income is recorded on the accrual basis.

INCOME RECOGNITION: The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001. Prior to January 1, 2001, and currently, the Funds amortize premiums and discounts. Accordingly, the adoption of the Guide had no effect on the financial statements.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are declared and paid daily. Net realized capital gains, if any, are distributed at least annually.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending July 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is recorded.

REPURCHASE AGREEMENTS: Each Fund may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the

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NOTES TO FINANCIAL STATEMENTS

repurchase price. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other affiliated funds may transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same collateral requirements as discussed above.

EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

3. INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICES AND OTHER FEES

The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor" or "Fleet"), an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, are parties to an investment advisory agreement under which the Investment Advisor provides services for a fee, computed daily and paid monthly, at the annual rate of 0.40% of the first $750,000,000 of each Fund's average daily net assets, plus 0.35% of each Fund's average daily net assets in excess of $750,000,000.

The Trust and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.), a member of the PNC Financial Services Group (formerly known as PNC Bank Corp.), are parties to an administration agreement under which PFPC Inc. (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets and 0.0525% of the next $9 billion of combined average daily net assets and 0.0500% of combined average daily net assets in excess of $30 billion. Prior to May 31, 2001, PFPC Inc. received administration fees at the annual rate of 0.09% of the first $2.5 billion of combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets and 0.0525% of combined average daily net assets in excess of $21 billion.

In addition, the Administrator also provides certain fund accounting, custody administration and transfer agency services pursuant to certain fee arrangements. In accordance with such fee arrangements, the Administrator compensates the Trust's custodian bank, The Chase Manhattan Bank, for its services.

Prior to December 1, 1999, the services described above were provided by First Data Investor Services Group, Inc., a wholly-owned subsidiary of First Data Corp. On that date, PFPC Trust Co., a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect

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NOTES TO FINANCIAL STATEMENTS

wholly-owned subsidiary of PNC Bank Corp., acquired all of the outstanding stock of First Data Investor Services Group, Inc. As part of the transaction, PFPC Inc., also an indirect wholly-owned subsidiary of PNC Bank Corp., was merged into First Data Investor Services Group, Inc., which then changed its name to PFPC Inc.

PFPC Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFPC Inc., and an indirect wholly-owned subsidiary of PNC Financial Services Group, acts as the exclusive distributor of the Trust's shares. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") acted as the exclusive distributor of the Trust's shares. On January 2, 2001, the Distributor acquired all of the outstanding shares of PDI, and PDI was subsequently merged into the Distributor.

The Trust has adopted a distribution and services plan (the "Plan") with respect to the Funds. Under the Plan, the Trust may pay (i) the Distributor or another person for distribution services provided and expenses assumed and (ii) broker-dealers or other financial institutions ("Service Organizations") for shareholder administrative support services provided to shareholders of the Funds. Payments by the Trust for distribution expenses may not exceed an annual rate of 0.75% of the average daily net assets of a Fund and payments for shareholder administrative support services may not exceed 0.25% of the average daily net assets of a Fund's outstanding shares which are owned of record or beneficially by a Service Organization's customers for whom the Service Organization is the owner of record or shareholder of record or with whom it has a servicing relationship. The Trust is currently limiting payments under the Plan to an aggregate fee of not more than 0.56% of the average daily net assets of the Prime Reserves and not more than 0.51% of the average daily net assets of the Tax-Exempt Reserves and Government Reserves.

For the six months ended January 31, 2002, the Funds paid fees under the Plan as follows:

                         SHAREHOLDER

  FUND                    SERVICES  DISTRIBUTION
  ----------------------------------------------
Prime Reserves           $6,508,515  $8,070,778
Tax-Exempt Reserves         275,316     286,383
Government Reserves         341,068     354,658

Certain officers of the Trust are officers of PFPC Inc. Such officers receive no compensation from the Trust for serving in their respective roles. Effective September 8, 2000, each Trustee is entitled to receive for services as a Trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $54,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. Prior to September 8, 2000, each Trustee was entitled to receive for services as a trustee of the Trust, VIP and Galaxy II an aggregate fee of $45,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, VIP and Galaxy II are also entitled to additional fees for their services in these capacities. These fees are allocated among the funds of the Trust, VIP and Galaxy II, based on their relative net assets.

Each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Compensation Plan"), an unfunded, non-qualified deferred compensation plan. The Compensation Plan allows each Trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

Expenses for the six months ended January 31, 2002 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

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NOTES TO FINANCIAL STATEMENTS

4.     SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Funds, each with a par value of $0.001. The Trust's shares are classified into forty-six classes of shares, each consisting of one or more series.

Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses and is entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.


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SEMI-ANNUAL REPORT
January 31, 2002


THE GALAXY FUND

GALAXY MONEY MARKET PORTFOLIOS


Galaxy Prime Reserves

Galaxy Tax-Exempt Reserves

Galaxy Government Reserves



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GALAXY FUNDS LOGO

4/01/02 SARRESERVE